UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2010

Date of reporting period:	12/31/2010

Item 1 – Reports to Stockholders

ANNUAL REPORT	DECEMBER 31, 2010

Prudential Short-Term Corporate Bond Fund, Inc.

Fund Type Corporate Bond Objective High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

February 15, 2011

Dear Shareholder:

We hope you find the annual report for the Prudential Short-Term Corporate Bond Fund, Inc. informative and useful. Because of ongoing market volatility, we understand that this is a difficult time to be an investor. While it is impossible to predict what the future holds, we continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including stock and bond mutual funds consistent with your tolerance for risk, time horizon, and financial goals.

A diversified asset allocation offers two potential advantages: It limits your exposure to any particular asset class; plus it provides a better opportunity to invest some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® provides a wide range of mutual funds to choose from that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of Prudential Financial’s affiliated asset managers. Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investment Management, Inc. (PIM) advises the Prudential Investments fixed income and money market funds through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Thank you for choosing the Prudential Investments family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Short-Term Corporate Bond Fund, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.82%; Class B, 1.52%; Class C, 1.52%; Class R, 1.27%; Class Z, 0.52%. Net operating expenses apply to: Class A, 0.77%; Class B, 1.52%; Class C, 1.45%; Class R, 1.02%; Class Z, 0.52%, after contractual reduction for Class A and Class R shares through 4/30/2012, and after contractual reduction for Class C shares through 4/30/2010.

Cumulative Total Returns (Without Sales Charges) as of 12/31/10
	One Year	Five Years	Ten Years	Since Inception
Class A	4.78%	32.14%	63.20%	—
Class B	4.01	27.23	51.74	—
Class C	4.19	28.88	55.26	—
Class R	4.52	30.54	N/A	35.21% (5/17/04)
Class Z	5.14	33.77	67.44	—
Barclays Capital 1–5 Year U.S. Credit Index	5.44	31.44	71.86	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	5.49	25.10	55.13	—

Average Annual Total Returns (With Sales Charges) as of 12/31/10
	One Year	Five Years	Ten Years	Since Inception
Class A	1.38%	5.04%	4.67%	—
Class B	1.01	4.93	4.26	—
Class C	3.19	5.21	4.50	—
Class R	4.52	5.47	N/A	4.66% (5/17/04)
Class Z	5.14	5.99	5.29	—
Barclays Capital 1–5 Year U.S. Credit Index	5.44	5.62	5.56	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	5.49	4.55	4.45	—

Average Annual Total Returns (Without Sales Charges) as of 12/31/10
	One Year	Five Years	Ten Years	Since Inception
Class A	4.78%	5.73%	5.02%	—
Class B	4.01	4.93	4.26	—
Class C	4.19	5.21	4.50	—
Class R	4.52	5.47	N/A	4.66% (5/17/04)
Class Z	5.14	5.99	5.29	—

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Short-Term Corporate Bond Fund, Inc. (Class A shares) with a similar investment in the Barclays Capital 1–5 Year U.S. Credit Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (December 31, 2000) and the account values at the end of the current fiscal year (December 31, 2010) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, R, and Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares through December 31, 2010, the returns shown in the graph and for Class A shares in the tables would have been lower.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of up to 0.30% annually. Under certain circumstances, Class A shares may be subject to a 0.50% contingent deferred sales charge (CDSC). Class B shares are subject to a declining CDSC of 3%, 2%, 1%, and 1%, for the first four years, respectively, after purchase and a 12b-1 fee of 1% annually. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 12 months of purchase and a 12b-1 fee of up to 1% annually. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge and a 12b-1 fee.

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Benchmark Definitions

Barclays Capital 1–5 Year U.S. Credit Index

The Barclays Capital 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total return is 36.58% for Class R. Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual return is 4.85% for Class R.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Average Closest Month-End to Inception cumulative total return is 30.32% for Class R. Lipper Average Closest Month-End to Inception average annual return is 4.08% for Class R.

Investors cannot invest directly in an index or average. The returns for the Barclays Capital 1–5 Year U.S. Credit would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 12/31/10
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.47	1.72%
Class B	0.38	1.03
Class C	0.39	1.03
Class R	0.44	1.53
Class Z	0.50	2.02

Allocation expressed as a percentage of net assets as of 12/31/10
Corporate Bonds	92.5%
Commercial Mortgage-Backed Securities	3.1
Foreign Agencies	0.6
Municipal Bonds	0.6
U.S. Treasury Obligations	0.6
Foreign Local Government	0.3

Allocations reflect only long-term investments and are subject to change.

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Credit Quality* expressed as a percentage of net assets as of 12/31/10
U.S. Government & Agency	0.6%
Aaa	3.3
Aa	12.9
A	33.8
Baa	42.2
Ba	4.1
B	0.9
Not Rated	3.2
Total Investments	101.0
Liabilities in excess of other assets	–1.0
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

Prudential Short-Term Corporate Bond Fund, Inc.	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Short-Term Corporate Bond Fund’s Class A shares rose 4.78% in 2010, trailing the 5.44% gain of the Barclays Capital 1–5 Year U.S. Credit Index (the Index) and the 5.49% gain of the Lipper Short/Intermediate Investment-Grade Debt Funds Average.

How is the Fund managed?

Prudential Fixed Income runs the Fund, which seeks high current income consistent with preservation of principal by investing at least 80% of its assets in corporate bonds with various maturities, typically six years and shorter. Some corporate bonds held by the Fund may be high yield bonds, which are commonly called “junk” bonds because they are rated below investment grade. The Fund can also invest in other sectors of the bond market such as U.S. Treasury securities, residential mortgage-backed securities, and commercial mortgage-backed securities (CMBS), which are made from loans on properties such as office buildings.

Prudential Fixed Income Management tries to broadly diversify the Fund’s holdings so that no individual bond can have a large impact on its performance. As of December 31, 2010, the Fund held about 700 bonds in its portfolio.

What were conditions like in the short-term, investment-grade corporate bond market?

The short-term investment-grade corporate bond market finished 2010 in positive territory, scoring its second consecutive annual gain. Key supportive factors present during the previous year remained in place in 2010. The economic expansion in the United States continued, though plagued by a weak housing market and high unemployment. The Federal Reserve (the Fed) left its target for the overnight bank lending rate near zero to help stimulate economic growth through rock-bottom borrowing costs. In an effort to exert further downward pressure on rates, the Fed also continued to purchase federal agency securities and mortgage-backed securities of federal agencies early in the year and U.S. Treasury securities later in the year. And last but not least, many companies experienced improving credit fundamentals and strong earnings growth.

However, there were times when prices of short-term investment-grade corporate bonds turned lower (and their yields rose) in reaction to developments in the United States and abroad. For example, their prices declined in May after an unfolding sovereign-debt crisis in Europe worsened and sent investors fleeing to safe haven assets such as gold. Another downturn occurred in late 2010 as concern that bond buying by the Fed, marginally improving economic conditions, and new and extended tax cuts could eventually lead to a stronger recovery and higher inflation. (Inflation is the enemy of bonds because it erodes the value of their fixed income payments.)

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How did industries in the short-term investment-grade corporate bond market perform?

All three major industries in the short-term, investment-grade corporate bond market — industrial, utility, and financial institutions — ended 2010 in the black, as did nearly all of the sub-industries. Some of the standout performers among the sub-industries were airlines, real estate investment trusts (REITs), insurance, metals and mining, and banking.

How did security selection affect the Fund’s performance?

The Fund’s selection strategy with regard to credit quality, sub-industries, and specific securities helped it benefit from a broad trend in 2010 that favored riskier, higher-yielding debt securities. From the perspective of credit quality, the Fund continued to maintain larger exposures to bonds in the two lowest rating categories among investment-grade corporate bonds (Baa and A) and smaller exposures to bonds in the two highest rating categories (Aa and Aaa). This approach worked well as the lower-rating categories outperformed the higher-rating categories in 2010.

The Index has a non-corporate component that consists of bonds of foreign national governments, foreign local governments, foreign agencies, and supranational organizations. All are denominated in the U.S. dollar. The Fund continued to have a smaller exposure than the Index to these types of bonds, which are typically high quality and provide relatively low yields. This benefited the Fund because the non-corporate component of the Index underperformed the corporate component in 2010, given the strong demand for riskier, higher-yielding bonds and the sovereign-debt crisis in Europe.

As the economic expansion continued, the Fund rotated its holdings until it had a larger exposure than the Index to bonds of banks and financial companies, which were priced more attractively than bonds of industrial companies. This strategy worked well as the financial industry, which had been particularly hard-hit by the credit crisis of 2008 and 2009, continued to see signs of improvement such as a measure of stability in the loan loss rates of bank and financial company portfolios. The Fund held bonds of Citigroup, JP Morgan Chase & Co., and American International Group that performed well, narrowing the gap (or spread) between their yields and yields on comparable U.S. Treasury securities.

The Fund also rotated its holdings in favor of bonds of lower-quality industrial companies such as Delta Airlines, Qwest Communications, and The Home Depot, which outperformed higher-quality alternatives. These types of bonds also provided more attractive yields than bonds of higher-quality industrial firms.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Strategy and Performance Overview (continued)

How did the Fund’s interest-rate strategy affect its performance?

The Fund’s interest-rate strategy subtracted from its performance versus the Index. It was positioned to have a duration that was slightly shorter than that of the Index. Duration measures a bond portfolio’s sensitivity to the changing level of interest rates. The shorter duration was intended to protect the Fund if rising interest rates had pushed bond prices lower. However, interest rates fell and bond prices rose. Having a slightly shorter duration prevented the Fund from deriving the full benefit from the rally in short-term investment-grade corporate bond prices.

How did the Fund’s sector allocation strategy affect its performance?

The Fund benefited from its sector allocation strategy that continued to include certain types of debt securities not found in the Index. It held high-quality CMBS with short-term average lives. It also had a small exposure to high-yield corporate bonds in the top two rating categories of that market (Ba and B). Both CMBS and high-yield bonds performed well in 2010, as investors purchased them for their relatively attractive yields in an environment of rock-bottom rates. High-yield bonds also performed well as many companies that issued the debt securities experienced improving fundamentals and strong earnings growth.

The Fund also used derivatives — investment contracts whose value is based on some other instrument, interest rate, or index — to adjust exposure to interest rates, to help manage liquidity in the portfolio, or for other purposes intended to help the Fund meet its objective. The Fund’s derivatives exposure did not have a material impact on its performance in 2010.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2010, at the beginning of the period, and held through the six-month period ended December 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Short-Term Corporate Bond Fund, Inc.	9

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,020.00	0.79%	$4.02
	Hypothetical	$1,000.00	$1,021.22	0.79%	$4.02

Class B	Actual	$1,000.00	$1,016.30	1.54%	$7.83
	Hypothetical	$1,000.00	$1,017.44	1.54%	$7.83

Class C	Actual	$1,000.00	$1,017.10	1.54%	$7.83
	Hypothetical	$1,000.00	$1,017.44	1.54%	$7.83

Class R	Actual	$1,000.00	$1,018.80	1.04%	$5.29
	Hypothetical	$1,000.00	$1,019.96	1.04%	$5.30

Class Z	Actual	$1,000.00	$1,021.40	0.54%	$2.75
	Hypothetical	$1,000.00	$1,022.48	0.54%	$2.75

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2010, and divided by the 365 days in the Fund’s fiscal year ended December 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of December 31, 2010

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 97.8%
BANK LOAN
Technology
Lender Processing Services, Inc.(a) (cost $484,635)	Baa3	2.761%	07/02/14	$488	$471,047

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.1%
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A2(b)	Aaa	5.698	12/10/49	4,220	4,424,094
Ser. 2007-C6, Class A3(b)	Aaa	5.698	12/10/49	10,000	10,589,166
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	4,301	4,296,852
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	14,249	14,650,847
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	12,278	12,465,886
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	200	200,090
GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	5,000	5,090,436
Ser. 2007-GG10, Class A2(b)	Aaa	5.778	08/10/45	12,330	12,666,324
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007- LD11, Class A2(b)	Aaa	5.802	06/15/49	8,000	8,285,070
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3	Aaa	4.647	07/15/30	15,000	15,252,198
Ser. 2005-C5, Class A2	AAA(c)	4.885	09/15/30	1,598	1,628,452
Ser. 2007-C2, Class A2	AAA(c)	5.303	02/15/40	14,359	14,759,094
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	1,322	1,347,119
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	13,000	13,225,027
Ser. 2007-C33, Class A3(b)	Aaa	5.903	02/15/51	11,193	11,864,539

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $131,390,519)					130,745,194

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of December 31, 2010 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS 92.5%

Aerospace & Defense 1.7%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.950%	06/01/14	$2,500	$2,680,233
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,465,297
Gtd. Notes, 144A	Baa2	6.400	12/15/11	5,750	6,050,696
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	3.250	10/27/14	4,750	4,949,790
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500	02/15/15	8,835	9,265,918
Sr. Unsec’d. Notes	A2	5.000	03/15/14	2,400	2,632,747
General Dynamics Corp., Gtd. Notes	A2	5.250	02/01/14	2,115	2,328,856
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375	10/15/15	2,070	2,132,100
Martin Marietta Corp., Sr. Unsec’d. Notes	Baa1	7.375	04/15/13	3,000	3,369,666
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.850	11/15/15	9,450	9,060,774
Sr. Unsec’d. Notes(d)	Baa2	3.700	08/01/14	4,500	4,725,585
Northrop Grumman Systems Corp., Gtd. Notes	Baa1	7.125	02/15/11	3,910	3,938,674
Raytheon Co., Sr. Unsec’d. Notes	Baa1	1.625	10/15/15	10,305	9,887,194
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,156,524

					70,644,054

Airlines 0.4%
American Airlines, Inc., Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817	05/23/11	700	706,650
Pass-Through Trust 2001-02, Pass-thru Certs., Ser. 01-2	Ba1	7.858	10/01/11	205	213,200
Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1(a)	Baa2	6.703	06/15/21	313	331,477
Pass-thru Certs., Ser. 01-1(d)	Ba1	7.373	12/15/15	195	194,273

See Notes to Financial Statements.

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Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (CONTINUED)

Airlines (cont’d.)
Delta Air Lines, Inc., Pass-thru Certs.(d)	Baa2	6.200%	07/02/18	$5,435	$5,774,687
Pass-thru Certs., Ser. 01A2	BBB-(c)	7.111	09/18/11	6,150	6,349,875
Pass-thru Certs., Ser. 2010-2, Class A,(d)	Baa2	4.950	05/23/19	2,125	2,132,969

					15,703,131

Automotive 1.4%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	2.375	03/18/13	10,000	10,168,080
Unsec’d. Notes, 144A	A1	6.700	10/01/13	1,000	1,131,327
Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.750	09/08/11	11,155	11,526,250
Gtd. Notes	A3	5.875	03/15/11	17,670	17,849,174
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	Ba2	5.625	09/15/15	6,980	7,227,657
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750	12/15/14	1,175	1,234,827
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.250	01/15/11	1,195	1,197,171
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625	08/12/13	10,000	9,994,870

					60,329,356

Banking 24.0%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	3.875	11/10/14	7,250	7,184,301
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.500	04/16/13	9,000	9,700,137
American Express Co., Sr. Unsec’d. Notes	A3	7.250	05/20/14	3,900	4,442,993
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.750	09/15/15	9,990	9,827,023
Sr. Unsec’d. Notes, MTN	A2	5.125	08/25/14	7,400	7,978,562

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of December 31, 2010 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%	05/02/13	$4,850	$5,274,559
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300	08/20/13	15,800	17,804,356
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A	Aa2	2.375	12/21/12	5,000	5,077,145
Gtd. Notes., 144A, MTN	Aa2	6.200	07/19/13	2,500	2,752,430
Bank of America Corp., Sr. Unsec’d. Notes(d)	A2	3.700	09/01/15	9,780	9,695,550
Sr. Unsec’d. Notes(d)	A2	4.500	04/01/15	15,700	15,956,459
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.875	01/15/13	15,000	15,631,245
Sr. Unsec’d. Notes, MTN	A2	4.900	05/01/13	5,250	5,473,702
Sr. Unsec’d. Notes	A2	5.375	09/11/12	4,000	4,201,180
Sr. Unsec’d. Notes	A2	5.375	08/15/11	2,500	2,569,910
Sr. Unsec’d. Notes, MTN	A2	7.375	05/15/14	20,300	22,565,074
Sub. Notes	A3	4.750	08/15/13	7,000	7,277,032
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.950	06/18/15	15,000	15,192,390
Sr. Unsec’d. Notes, MTN(e)	Aa2	5.125	08/27/13	4,600	5,042,966
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Notes, 144A(d)	Aa2	2.450	09/11/15	18,500	18,152,625
Bank One Corp., Sub. Notes	A1	5.900	11/15/11	5,000	5,214,145
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	2.500	01/23/13	8,700	8,841,244
Sr. Unsec’d. Notes	Aa3	5.200	07/10/14	7,050	7,614,578
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.450	09/12/12	550	589,420
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	3.850	07/27/12	5,000	5,201,440
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.350	02/01/12	3,000	3,139,251
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700	09/15/11	10,230	10,560,490
Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,844,724

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.587%	12/15/15	$16,190	$16,878,221
Sr. Unsec’d. Notes(d)	A3	4.750	05/19/15	6,000	6,282,582
Sr. Unsec’d. Notes	A3	5.250	02/27/12	3,000	3,126,981
Sr. Unsec’d. Notes, MTN	A3	5.500	10/15/14	9,295	10,014,870
Sr. Unsec’d. Notes	A3	5.500	04/11/13	38,815	41,331,376
Sr. Unsec’d. Notes	A3	5.850	07/02/13	4,000	4,317,180
Sr. Unsec’d. Notes	A3	6.000	12/13/13	6,540	7,146,487
Sr. Unsec’d. Notes	A3	6.375	08/12/14	16,225	17,931,984
Sr. Unsec’d. Notes	A3	6.500	08/19/13	10,915	11,985,314
Sub. Notes	Baa1	4.875	05/07/15	2,000	2,042,802
Sub. Notes	Baa1	5.000	09/15/14	9,360	9,682,714
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN	Aa1	3.750	10/15/14	12,445	12,910,480
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800	06/07/12	10,182	10,712,452
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	Aa1	5.000	05/15/13	22,636	24,362,719
Sr. Unsec’d. Notes, MTN	Aa1	5.500	05/01/14	2,250	2,467,467
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.500	01/15/12	2,000	2,112,994
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	Aa3	2.375	01/11/13	5,000	5,073,740
Sr. Unsec’d. Notes, Ser. G, MTN	Aa3	4.875	05/20/13	12,500	13,402,863
FIA Card Services NA, Sub. Notes, MTN	A1	6.625	06/15/12	3,000	3,173,832
Sub. Notes	A1	7.125	11/15/12	6,375	6,893,504
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	466,067
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	3.700	08/01/15	11,620	11,839,757
Sr. Unsec’d. Notes, MTN	A1	3.625	08/01/12	3,965	4,091,900
Sr. Unsec’d. Notes	A1	4.750	07/15/13	11,000	11,718,014
Sr. Unsec’d. Notes	A1	5.125	01/15/15	10,000	10,743,840
Sr. Unsec’d. Notes	A1	5.150	01/15/14	15,259	16,434,920
Sr. Unsec’d. Notes	A1	5.250	10/15/13	5,830	6,309,331
Sr. Unsec’d. Notes	A1	5.450	11/01/12	3,005	3,213,926
Sr. Unsec’d. Notes, MTN	A1	6.000	05/01/14	12,500	13,770,475
Sr. Unsec’d. Notes	A1	6.600	01/15/12	2,375	2,511,475

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of December 31, 2010 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	1.625%	08/12/13	$5,000	$5,007,450
Sr. Notes, 144A	Aa2	3.500	06/28/15	6,730	6,898,957
Sub. Notes	A2	6.950	03/15/11	1,338	1,354,013
Sub. Notes	A1	5.250	12/12/12	8,997	9,568,013
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.400	06/24/15	20,000	20,395,100
Sr. Unsec’d. Notes	Aa3	3.700	01/20/15	13,175	13,634,649
Sr. Unsec’d. Notes, MTN	Aa3	5.375	01/15/14	12,415	13,506,912
Sr. Unsec’d. Notes	Aa3	5.375	10/01/12	1,000	1,073,012
Sub. Notes	A1	5.125	09/15/14	34,861	37,094,579
Sub. Notes	A1	5.750	01/02/13	20,437	22,144,654
Sub. Notes	A1	6.750	02/01/11	500	502,448
KeyBank NA, Sub. Notes	Baa1	5.700	08/15/12	1,300	1,374,941
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	4.375	01/12/15	14,400	14,396,717
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.450	02/05/13	15,220	16,053,965
Sr. Unsec’d. Notes, MTN	A2	6.050	08/15/12	1,665	1,763,067
Morgan Stanley, Sr. Unsec’d. Notes(d)	A2	4.000	07/24/15	17,000	17,088,145
Sr. Unsec’d. Notes, Ser. G, MTN(d)	A2	4.100	01/26/15	10,000	10,145,150
Sr. Unsec’d. Notes	A2	4.200	11/20/14	5,000	5,108,175
Sr. Unsec’d. Notes	A2	5.300	03/01/13	7,810	8,322,477
Sr. Unsec’d. Notes	A2	5.375	10/15/15	475	498,925
Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.750	08/31/12	10,000	10,693,290
Sr. Unsec’d. Notes, MTN	A2	6.000	05/13/14	10,000	10,804,800
Sr. Unsec’d. Notes, MTN	A2	6.000	04/28/15	9,590	10,385,999
Sr. Unsec’d. Notes	A2	6.600	04/01/12	10,000	10,654,680
Sr. Unsec’d. Notes	A2	6.750	04/15/11	3,000	3,050,049
Sub. Notes	A3	4.750	04/01/14	10,000	10,240,270
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa1	2.500	01/08/13	10,000	10,190,120
National City Bank, Sub. Notes	A3	4.625	05/01/13	3,350	3,538,103
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700	11/13/14	7,900	8,143,043
Northern Trust Corp., Sr. Unsec’d. Notes	A1	5.500	08/15/13	1,385	1,533,151

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
PNC Funding Corp., Gtd. Notes	A3	3.000%	05/19/14	$5,575	$5,676,844
Gtd. Notes(d)	A3	3.625	02/08/15	4,575	4,730,340
Gtd. Notes	A3	4.250	09/21/15	6,500	6,822,770
Gtd. Notes	A3	5.400	06/10/14	3,630	3,979,202
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	2.650	08/17/12	3,000	3,077,313
Sr. Unsec’d. Notes, 144A	Aaa	4.200	05/13/14	3,850	4,095,742
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	4.875	08/25/14	5,250	5,376,892
Gtd. Notes, Ser. 2	Aa3	3.400	08/23/13	16,125	16,288,782
State Street Corp., Sr. Unsec'd. Notes	A1	4.300	05/30/14	3,500	3,744,640
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa2	2.150	07/22/13	9,500	9,626,302
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250	11/05/12	610	642,465
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.875	09/14/12	7,140	7,313,195
Sr. Unsec’d. Notes, 144A	Aa2	4.875	06/10/14	2,500	2,657,470
UBS AG (Switzerland), Deposit Notes, Ser. DPNT	Aa3	3.875	01/15/15	2,500	2,576,555
US Bancorp, Sr. Unsec’d. Notes	Aa3	2.000	06/14/13	17,075	17,329,657
US Bank NA, Sub. Notes	Aa3	6.300	02/04/14	665	741,895
Wachovia Corp., Sr. Unsec’d. Notes(b)	A1	0.418	04/23/12	5,000	4,994,025
Sr. Unsec’d. Notes, MTN(b)	A1	2.057	05/01/13	5,000	5,140,750
Sr. Unsec’d. Notes, MTN	A1	5.500	05/01/13	24,100	26,225,548
Sr. Unsec’d. Notes, MTN	A1	5.700	08/01/13	4,900	5,359,409
Sub. Notes	A2	5.250	08/01/14	7,650	8,158,679
Wells Fargo & Co., Sr. Unsec’d. Notes, Ser. I, MTN	A1	3.750	10/01/14	5,000	5,219,425
Sr. Unsec’d. Notes	A1	5.250	10/23/12	12,682	13,596,093
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(b)	Baa3	7.700	12/29/49	500	516,875
Wells Fargo Capital XV, Ltd. Gtd. Notes(b)	Baa3	9.750	12/31/49	5,000	5,562,500

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of December 31, 2010 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa1	2.250%	11/19/12	$13,245	$13,551,754
Sr. Unsec’d. Notes	Aa1	4.200	02/27/15	5,000	5,247,765

					1,011,172,939

Brokerage 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	3.500	12/10/14	5,980	6,201,362
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950	06/01/14	2,150	2,337,981
Janus Capital Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500	06/15/12	650	703,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250	02/06/12	1,520	351,500
Sr. Unsec’d. Notes, MTN(f)	NR	5.625	01/24/13	1,000	245,000
Sr. Unsec’d. Notes, MTN(f)	NR	6.000	07/19/12	900	208,125
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	Baa2	5.000	03/04/15	5,760	6,005,324

					16,052,292

Building Materials & Construction 0.2%
CRH America, Inc., Gtd. Notes	Baa1	5.300	10/15/13	2,000	2,146,182
Gtd. Notes	Baa1	5.625	09/30/11	373	384,761
D.R. Horton, Inc., Gtd. Notes	Ba3	6.000	04/15/11	2,510	2,535,100
Lafarge SA (France), Sr. Unsec’d. Notes(d)	Baa3	6.150	07/15/11	700	718,259
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba2	6.875	01/15/16	1,400	1,501,500

					7,285,802

Cable 2.7%
Charter Communications Operating LLC, Sec’d. Notes, 144A	B1	8.000	04/30/12	10,100	10,605,000
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	8.375	03/15/13	4,780	5,439,148
Comcast Cable Communications LLC, Gtd. Notes	Baa1	6.750	01/30/11	1,810	1,818,508
Comcast Corp.,
Gtd. Notes	Baa1	5.300	01/15/14	6,300	6,862,999
Gtd. Notes	Baa1	5.500	03/15/11	1,800	1,817,568
Gtd. Notes	Baa1	6.500	01/15/15	13,200	15,031,210
Comcast Holdings Corp.,
Gtd. Notes	Baa2	10.625	07/15/12	3,000	3,398,739

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	$3,501	$3,854,167
Sr. Unsec’d. Notes	Baa2	5.500	10/01/15	4,000	4,401,128
Sr. Unsec’d. Notes	Baa2	6.750	03/15/11	390	394,692
Unsec’d. Notes	Baa2	4.625	06/01/13	1,950	2,086,789
Unsec’d. Notes	Baa2	7.125	10/01/12	765	838,991
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750	10/01/14	17,475	18,624,121
Gtd. Notes	Baa2	7.625	05/15/16	2,500	2,771,875
DISH DBS Corp., Gtd. Notes	Ba3	6.375	10/01/11	4,500	4,635,000
Time Warner Cable, Inc., Gtd. Notes(d)	Baa2	3.500	02/01/15	6,600	6,781,414
Gtd. Notes	Baa2	7.500	04/01/14	3,870	4,438,147
Gtd. Notes	Baa2	8.250	02/14/14	17,095	19,843,175

					113,642,671

Capital Goods 1.9%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.850	12/07/12	6,270	6,726,161
Sr. Unsec’d. Notes, MTN	A2	6.200	09/30/13	455	510,821
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,205,200
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(a)(g)	Baa1	6.375	10/15/17	1,011	1,122,345
Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(a)(g)	Baa1	2.750	07/01/13	3,335	3,394,553
Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07-01/22/10)(a)(g)	Baa1	5.800	10/15/12	5,900	6,325,555
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(a)(g)	Baa1	5.900	11/15/15	1,000	1,112,353
Gtd. Notes, 144A (original cost $3,406,536; purchased 01/18/06-10/22/09)(a)(g)	Baa1	8.000	01/15/11	3,196	3,204,585

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of December 31, 2010 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Harsco Corp., Sr. Unsec’d. Notes	Baa1	2.700%	10/15/15	$14,025	$13,667,545
Honeywell International, Inc., Sr. Unsec’d. Notes(j)	A2	3.875	02/15/14	2,820	2,994,685
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,206,004
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900	05/01/14	3,500	3,757,464
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	4,972,021
Sr. Unsec’d. Notes, MTN	A2	4.500	04/03/13	2,500	2,673,995
Republic Services, Inc., Gtd. Notes	Baa3	6.750	08/15/11	2,625	2,709,811
Siemens Financieringsmaatschappij N.V. (Netherlands), Gtd. Notes, 144A	A1	5.500	02/16/12	508	533,731
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200	03/15/15	6,000	6,546,402
Timken Co. (The), Sr. Unsec’d. Notes	Baa3	6.000	09/15/14	2,665	2,933,581
Tyco International Finance SA (Luxembourg), Gtd. Notes	Baa1	4.125	10/15/14	1,100	1,166,429
Gtd. Notes	Baa1	6.750	02/15/11	1,000	1,007,078
Waste Management, Inc., Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,138,371
Gtd. Notes	Baa3	6.375	11/15/12	7,730	8,429,828

					80,338,518

Chemicals 1.9%
Chevron Phillips Chemical Co. LLC, Sr. Notes, 144A	Baa1	7.000	06/15/14	2,500	2,834,155
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	21,120	23,383,937
Sr. Unsec’d. Notes	Baa3	6.000	10/01/12	476	512,809
Sr. Unsec’d. Notes	Baa3	6.125	02/01/11	1,580	1,586,055
Sr. Unsec’d. Notes	Baa3	7.600	05/15/14	13,083	15,089,775
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	3.250	01/15/15	6,670	6,922,660
Sr. Unsec’d. Notes	A2	5.000	01/15/13	245	263,146
Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	3,901,624
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	7,364,643

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
INVISTA, Gtd. Notes, 144A (original cost $229,554; purchased date 05/12/10)(a)(g)	Ba3	9.250%	05/01/12	$227	$230,973
Lubrizol Corp., Gtd. Notes	Baa1	5.500	10/01/14	5,860	6,413,729
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes(d)	Baa1	5.250	05/15/14	7,000	7,654,297
PPG Industries, Inc.,
Sr. Unsec’d. Notes	Baa1	1.900	01/15/16	4,665	4,428,508
Sr. Unsec’d. Notes	Baa1	5.750	03/15/13	1,000	1,085,358

					81,671,669

Consumer 0.5%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450	10/15/12	8,079	8,664,808
Fortune Brands, Inc.,
Sr. Unsec’d. Notes	Baa3	5.125	01/15/11	2,165	2,168,310
Sr. Unsec’d. Notes	Baa3	6.375	06/15/14	1,250	1,354,708
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625	03/11/13	1,000	1,066,969
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	3.500	02/15/15	2,000	2,099,850
Whirlpool Corp.,
Sr. Unsec’d. Notes	Baa3	6.125	06/15/11	415	424,463
Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,459,285

					19,238,393

Electric 6.0%
Alabama Power Co., Sr. Unsec’d. Notes, Ser. HH	A2	5.100	02/01/11	835	838,054
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,072,234
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875	05/15/14	5,000	5,625,845
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	2,640	2,749,233
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125	07/01/13	950	1,048,464
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	A3	7.000	03/01/14	4,310	4,925,688

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of December 31, 2010 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650%	12/15/13	$3,300	$3,608,504
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	4.250	09/30/15	10,675	10,570,193
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550	04/01/14	2,500	2,749,555
Consolidated Natural Gas Co., Sr. Unsec’d. Notes, Ser. C	Baa2	6.250	11/01/11	5,000	5,211,450
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375	04/15/13	1,500	1,619,281
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,259,566
Detroit Edison Co. (The),
Sr. Sec’d. Notes	A2	5.200	10/15/12	5,000	5,349,005
Sr. Sec’d. Notes	A2	6.400	10/01/13	1,000	1,128,239
Dominion Resources, Inc.,
Sr. Unsec’d. Notes	Baa2	2.250	09/01/15	5,000	4,927,760
Sr. Unsec’d. Notes, Ser. B	Baa2	6.250	06/30/12	2,000	2,149,308
DTE Energy Co.,
Sr. Unsec’d. Notes	Baa2	7.050	06/01/11	6,320	6,479,068
Sr. Unsec’d. Notes	Baa2	7.625	05/15/14	1,550	1,786,564
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,239,580
Sr. Unsec’d. Notes	Baa2	5.650	06/15/13	1,700	1,866,755
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	6,700	7,462,762
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	5.375	11/02/12	1,000	1,013,035
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	3.875	10/07/14	15,080	15,334,731
Gtd. Notes, 144A	A2	5.700	01/15/13	620	657,783
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,527,490
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450	11/15/11	25	26,017
FirstEnergy Solutions Corp., Gtd. Notes	Baa2	4.800	02/15/15	4,200	4,410,353
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,363,919

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800%	09/11/14	$11,025	$10,975,498
Interstate Power & Light Co., Debs	A3	3.300	06/15/15	3,200	3,228,861
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,194,900
LG&E and KU Energy LLC, Notes, 144A	Baa2	2.125	11/15/15	17,800	17,075,878
MidAmerican Energy Co., Sr. Unsec’d. Notes	A2	5.650	07/15/12	2,175	2,323,894
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	3.150	07/15/12	5,000	5,149,615
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300	05/01/11	6,965	7,069,475
National Rural Utilities Cooperative Finance Corp	A1	2.625	09/16/12	3,200	3,289,021
Nevada Power Co.,
Genl. Ref. Mtge., Ser. A	Baa3	8.250	06/01/11	1,785	1,838,914
Genl. Ref. Mtge., Ser. L	Baa3	5.875	01/15/15	13,350	14,886,532
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,127,899
Gtd. Notes	Baa1	5.350	06/15/13	705	763,788
Gtd. Notes	Baa1	5.625	09/01/11	275	283,437
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	4,935,796
NiSource Finance Corp., Gtd. Notes	Baa3	6.150	03/01/13	600	654,542
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	Baa1	5.950	09/01/13	7,100	7,861,489
Sr. Sec’d. Notes	Baa1	6.375	01/15/15	3,000	3,402,006
Sr. Sec’d. Notes	Baa1	6.375	05/01/12	4,202	4,473,781
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	15,133,783
PECO Energy Co., First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,945,128
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,775,850
PSEG Power LLC,
Gtd. Notes	Baa1	2.500	04/15/13	9,190	9,375,206
Gtd. Notes	Baa1	6.950	06/01/12	260	280,322

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of December 31, 2010 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Southern California Edison Co	A1	5.750%	03/15/14	$2,425	$2,706,489
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,578,731
TECO Finance, Inc., Gtd. Notes	Baa3	4.000	03/15/16	4,000	4,078,632
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750	01/15/15	3,860	4,082,737
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	5.100	11/30/12	900	967,276
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000	04/01/14	435	488,112

					250,948,028

Energy—Integrated 3.0%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes(d)	A2	3.125	10/01/15	13,945	13,935,420
Gtd. Notes	A2	3.125	03/10/12	6,000	6,135,246
Gtd. Notes(d)	A2	3.625	05/08/14	6,800	7,009,644
Gtd. Notes	A2	5.250	11/07/13	17,610	19,071,859
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	8,875	9,510,042
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950	03/03/14	3,240	3,458,898
ConocoPhillips,
Gtd. Notes	A1	4.600	01/15/15	2,300	2,506,866
Gtd. Notes	A1	4.750	02/01/14	13,840	15,033,866
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500	04/15/13	2,400	2,631,633
Hess Corp., Sr. Unsec’d. Notes(d)	Baa2	7.000	02/15/14	9,680	11,016,382
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250	06/15/12	2,707	2,896,566
Marathon Oil Canada Corp. (Canada), Gtd. Notes	Baa1	8.375	05/01/12	855	930,260
PC Financial Partnership, Gtd. Notes	Baa2	5.000	11/15/14	1,598	1,726,917
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000	07/15/13	4,000	4,208,876
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000	03/21/14	14,965	15,924,212

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy—Integrated (cont’d.)
Statoil ASA (Norway),
Gtd. Notes	Aa2	2.900%	10/15/14	$2,325	$2,404,080
Gtd. Notes	Aa2	3.875	04/15/14	8,200	8,711,836
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	6.875	07/18/11	750	771,562

					127,884,165

Energy—Other 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	5.950	09/15/16	4,000	4,297,156
Apache Corp., Sr. Unsec’d. Notes	A3	5.250	04/15/13	1,405	1,528,761
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa1	5.150	02/01/13	880	948,381
Delek & Avner Yam Tethys Ltd. (Israel), Sr. Sec’d. Notes, 144A	Baa3	5.326	08/01/13	140	140,771
Devon Energy Corp., Sr. Notes	Baa1	5.625	01/15/14	9,843	10,878,602
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	6.875	09/30/11	2,000	2,089,416
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	5,495	6,119,430
Nabors Industries, Inc., Gtd. Notes	Baa2	5.375	08/15/12	550	580,666
Premcor Refining Group, Inc. (The), Gtd. Notes	Baa2	6.125	05/01/11	3,545	3,599,728
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	5.500	02/15/16	4,850	5,146,359
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,045,155

					40,374,425

Foods 7.9%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	Baa2	3.000	10/15/12	12,100	12,484,925
Gtd. Notes, 144A	Baa2	5.375	11/15/14	19,000	20,933,307
Gtd. Notes, 144A	Baa2	7.200	01/15/14	24,040	27,492,024
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,824,086
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,624,902
Gtd. Notes	Baa2	5.875	05/15/13	3,325	3,559,705

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of December 31, 2010 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,308,730; purchased 08/11/09-08/19/09)(a)(g)	A2	5.200%	01/22/13	$6,000	$6,473,274
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625	03/15/14	2,700	2,857,666
Coca-Cola Refreshments USA, Inc.,
Sr. Unsec’d. Notes	A3	4.250	03/01/15	3,230	3,480,677
Sr. Unsec’d. Notes	A3	7.375	03/03/14	1,000	1,165,732
Sr. Unsec’d. Notes	A3	8.500	02/01/12	2,425	2,624,359
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,642,714
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	5.625	10/15/12	7,180	7,685,795
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875	02/01/14	11,263	12,429,385
Diageo Capital PLC (United Kingdom),
Gtd. Notes	A3	5.125	01/30/12	5,390	5,630,421
Gtd. Notes	A3	5.200	01/30/13	4,045	4,362,160
Gtd. Notes	A3	7.375	01/15/14	12,195	14,123,286
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa2	2.350	12/21/12	9,250	9,465,821
Gtd. Notes	Baa2	6.120	05/01/13	1,000	1,102,734
General Mills, Inc.,
Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,103,971
Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,329,987
Sr. Unsec’d. Notes	Baa1	5.650	09/10/12	2,981	3,208,811
Sr. Unsec’d. Notes(d)	Baa1	6.000	02/15/12	421	443,911
Sr. Unsec’d. Notes, MTN	Baa1	8.022	02/05/13	3,000	3,376,956
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,206,054
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625	07/15/11	9,835	10,140,770
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	622,589
International CCE, Inc., Sr. Unsec’d. Notes	A3	2.125	09/15/15	10,000	9,717,870
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125	12/03/12	1,265	1,355,747

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Foods, Inc.,
Sr. Unsec’d. Notes	Baa2	4.125%	02/09/16	$10,250	$10,759,630
Sr. Unsec’d. Notes	Baa2	5.625	11/01/11	413	429,060
Sr. Unsec’d. Notes	Baa2	6.000	02/11/13	16,685	18,271,009
Sr. Unsec’d. Notes	Baa2	6.250	06/01/12	1,315	1,406,690
Sr. Unsec’d. Notes(d)	Baa2	6.750	02/19/14	1,000	1,139,940
Unsec’d. Notes	Baa2	5.250	10/01/13	3,850	4,208,828
Kroger Co. (The),
Gtd. Notes	Baa2	5.000	04/15/13	2,570	2,768,787
Gtd. Notes	Baa2	6.200	06/15/12	4,750	5,094,641
Gtd. Notes	Baa2	7.500	01/15/14	9,385	10,820,464
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,267,400
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	3,335	3,448,660
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550	06/15/15	4,393	5,182,242
PepsiAmericas, Inc.,
Gtd. Notes	Aa3	4.375	02/15/14	1,000	1,081,527
Gtd. Notes	Aa3	5.625	05/31/11	285	290,772
SABMiller PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,783,307
Sr. Unsec’d. Notes, 144A	Baa1	6.200	07/01/11	17,924	18,386,493
Safeway, Inc.,
Sr. Unsec’d. Notes	Baa2	5.800	08/15/12	2,845	3,061,849
Sr. Unsec’d. Notes	Baa2	6.250	03/15/14	4,020	4,465,923
Sr. Unsec’d. Notes	Baa2	6.500	03/01/11	12,267	12,363,298
Sara Lee Corp.,
Sr. Unsec’d. Notes	Baa1	2.750	09/15/15	7,825	7,749,105
Sr. Unsec’d. Notes(d)	Baa1	3.875	06/15/13	13,405	14,022,461
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	B1	10.000	07/15/14	2,500	2,881,250
Unilever Capital Corp., Gtd. Notes	A1	3.650	02/15/14	2,800	2,944,614
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550	09/22/15	6,810	6,725,958
Yum! Brands, Inc.,
Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	2,500	2,637,968
Sr. Unsec’d. Notes	Baa3	7.700	07/01/12	4,325	4,731,753
Sr. Unsec’d. Notes	Baa3	8.875	04/15/11	2,130	2,177,148

					333,570,416

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of December 31, 2010 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming 0.1%
MGM Resorts International, Sr. Sec’d. Notes	B1	13.000%	11/15/13	$3,500	$4,138,750

Healthcare & Pharmaceutical 4.9%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700	05/27/15	11,040	11,255,788
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625	09/15/12	5,600	5,981,696
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000	03/01/14	1,990	2,118,156
Beckman Coulter, Inc., Sr. Unsec’d. Notes	Baa3	6.000	06/01/15	3,000	3,274,029
Biogen Idec, Inc., Sr. Unsec’d. Notes	Baa3	6.000	03/01/13	10,870	11,740,730
Boston Scientific Corp.,
Sr. Unsec’d. Notes	Ba1	4.250	01/12/11	1,150	1,150,916
Sr. Unsec’d. Notes	Ba1	5.450	06/15/14	3,120	3,311,306
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	Baa3	5.500	06/15/13	3,250	3,520,413
Sr. Unsec’d. Notes	Baa3	5.650	06/15/12	7,865	8,315,861
CareFusion Corp.,
Sr. Unsec’d. Notes	Baa3	4.125	08/01/12	4,690	4,886,380
Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	2,940	3,177,967
Celgene Corp., Sr. Unsec’d. Notes	Baa2	2.450	10/15/15	6,840	6,643,884
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	2,400	2,586,886
Eli Lilly & Co., Sr. Unsec’d. Notes	A2	3.550	03/06/12	5,000	5,158,720
Express Scripts, Inc., Gtd. Notes	Baa3	5.250	06/15/12	12,750	13,457,051
Genzyme Corp., Gtd. Notes	Baa2	3.625	06/15/15	7,200	7,391,772
Hospira, Inc., Sr. Unsec’d. Notes, Ser. G	Baa3	6.400	05/15/15	2,200	2,490,862
Life Technologies Corp., Sr. Unsec’d. Notes	Ba1	3.500	01/15/16	14,150	14,106,871
McKesson Corp.,
Sr. Unsec’d. Notes	Baa2	5.250	03/01/13	2,765	2,969,757
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,639,761
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes	Baa3	2.750	09/15/15	5,500	5,456,753
Sr. Unsec’d. Notes	Baa3	6.125	03/15/13	11,782	12,836,948
Sr. Unsec’d. Notes	Baa3	7.250	08/15/13	2,000	2,271,716

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Medtronic, Inc.,
Sr. Unsec’d. Notes	A1	3.000%	03/15/15	$9,770	$10,025,827
Sr. Unsec’d. Notes	A1	4.500	03/15/14	1,000	1,085,455
Novartis Capital Corp.,
Gtd. Notes	Aa2	2.900	04/24/15	10,000	10,272,830
Gtd. Notes	Aa2	4.125	02/10/14	2,525	2,694,665
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350	03/15/15	2,300	2,585,566
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000	03/01/14	3,190	3,493,283
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625	01/15/12	5,275	5,512,375
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750	07/15/14	4,700	4,967,491
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550	02/01/16	5,000	5,633,000
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.150	12/28/12	1,180	1,200,291
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,298,748
Wyeth,
Gtd. Notes	A1	5.500	02/01/14	3,000	3,335,124
Gtd. Notes	A1	5.500	03/15/13	10,000	10,933,770

					206,782,648

Healthcare Insurance 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750	06/15/11	1,290	1,318,575
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	2,856	2,979,025
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	Ba1	5.875	01/15/12	8,900	9,211,215
Sr. Unsec’d. Notes	Ba1	6.300	08/15/14	4,700	4,962,890
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	3,828,650
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	Baa1	4.875	02/15/13	921	980,537
Sr. Unsec’d. Notes	Baa1	4.875	04/01/13	4,150	4,434,474
Sr. Unsec’d. Notes	Baa1	5.250	03/15/11	1,500	1,512,711
Sr. Unsec’d. Notes	Baa1	5.500	11/15/12	4,000	4,288,232
WellPoint, Inc.,
Sr. Unsec’d. Notes	Baa1	5.000	01/15/11	1,330	1,332,207
Sr. Unsec’d. Notes	Baa1	6.000	02/15/14	12,833	14,263,110
Sr. Unsec’d. Notes	Baa1	6.800	08/01/12	738	801,486

					49,913,112

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of December 31, 2010 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance 4.3%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes .	Baa1	7.500%	08/01/16	$5,090	$5,635,735
Allstate Corp. (The),
Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,143,984
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,979,086
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375	04/30/13	5,875	6,397,640
American International Group, Inc.,
Sr. Unsec’d. Notes(d)	Baa1	3.650	01/15/14	6,845	6,961,885
Sr. Unsec’d. Notes	A3	4.250	05/15/13	4,500	4,656,816
Sr. Unsec’d. Notes, MTN	A3	5.600	10/18/16	2,500	2,575,493
AON Corp., Sr. Unsec’d. Notes	Baa2	3.500	09/30/15	7,315	7,318,606
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,508,215
Berkshire Hathaway Finance Corp.,
Gtd. Notes	Aa2	4.600	05/15/13	1,000	1,075,642
Gtd. Notes	Aa2	5.000	08/15/13	1,325	1,446,264
Chubb Corp., Sr. Unsec’d. Notes	A2	5.200	04/01/13	570	615,864
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	4,868,533
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	Baa3	4.000	03/30/15	16,425	16,469,610
Sr. Unsec’d. Notes	Baa3	5.250	10/15/11	405	416,943
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250	09/01/12	4,800	5,093,918
Lincoln National Corp.,
Sr. Unsec’d. Notes(d)	Baa2	4.300	06/15/15	3,235	3,332,487
Sr. Unsec’d. Notes	Baa2	4.750	02/15/14	3,255	3,413,180
Sr. Unsec’d. Notes	Baa2	5.650	08/27/12	7,800	8,297,024
Sr. Unsec’d. Notes	Baa2	6.200	12/15/11	7,750	8,117,149
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,097,675
Sr. Sec’d. Notes, 144A	Aa2	3.625	07/16/12	2,750	2,849,976
MetLife, Inc.,
Sr. Unsec’d. Notes	A3	2.375	02/06/14	8,730	8,771,433
Sr. Unsec’d. Notes	A3	5.500	06/15/14	1,500	1,635,537
Sr. Unsec’d. Notes	A3	6.125	12/01/11	5,000	5,244,080

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A (original cost $6,641,611; purchased 09/22/10)(g)	Aa3	2.500%	09/29/15	$6,645	$6,548,521
Sr. Sec’d. Notes, 144A (original cost $9,971,500; purchased 09/10/09)(g)	Aa3	2.875	09/17/12	10,000	10,249,340
Sr. Sec’d. Notes, 144A, MTN (original cost $10,066,889; purchased 07/21/09-07/08/10)(g)	Aa3	5.125	04/10/13	9,500	10,228,821
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350	04/01/13	6,840	7,324,682
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300	04/24/13	500	541,080
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375	01/15/12	875	914,534
TIAA Global Markets, Inc., Sr. Unsec’d. Notes, 144A, MTN	Aa1	5.125	10/10/12	3,550	3,799,576
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes, MTN	A2	5.375	06/15/12	925	981,094
Sr. Unsec’d. Notes	A2	5.500	12/01/15	3,855	4,327,049
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500	01/15/12	7,375	7,617,770
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,491,507

					180,946,749

Lodging 0.5%
Marriott International, Inc.,
Sr. Unsec’d. Notes	Baa2	4.625	06/15/12	10,700	11,126,331
Sr. Unsec’d. Notes, Ser. J	Baa2	5.625	02/15/13	4,845	5,196,209
Sheraton Holding Corp., Gtd. Notes	Ba1	7.375	11/15/15	1,690	1,901,250
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd. Notes	Ba1	7.875	05/01/12	1,000	1,065,000
Sr. Unsec’d. Notes(d)	Ba1	6.250	02/15/13	1,046	1,119,220
Sr. Unsec’d. Notes(d)	Ba1	7.875	10/15/14	1,000	1,135,000

					21,543,010

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of December 31, 2010 continued

	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment 2.3%
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	$3,000	$3,499,470
CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A	Ba2	13.500	08/15/15	13,554	15,383,692
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375	04/01/12	4,000	4,120,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	5,000	5,750,000
LIN Television Corp., Gtd. Notes	B3	6.500	05/15/13	6,000	6,015,000
NBC Universal, Inc.,
Sr. Unsec’d. Notes, 144A	Baa2	2.100	04/01/14	7,830	7,806,800
Sr. Unsec’d. Notes, 144A	Baa2	3.650	04/30/15	7,750	7,949,136
News America Holdings, Inc.,
Gtd. Notes	Baa1	8.000	10/17/16	3,000	3,690,054
Gtd. Notes	Baa1	9.250	02/01/13	3,000	3,457,485
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750	09/01/12	5,200	5,213,000
Time Warner, Inc., Gtd. Notes	Baa2	3.150	07/15/15	13,200	13,411,437
Viacom, Inc.,
Sr. Unsec’d. Notes	Baa1	4.250	09/15/15	4,195	4,353,693
Sr. Unsec’d. Notes	Baa1	4.375	09/15/14	8,850	9,421,887
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750	04/04/13	6,800	7,334,759

					97,406,413

Metals 3.1%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A	Baa1	2.150	09/27/13	9,375	9,455,606
Gtd. Notes, 144A	Baa1	9.375	04/08/14	5,080	6,116,188
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes	Baa3	3.750	08/05/15	4,500	4,537,467
Sr. Unsec’d. Notes	Baa3	5.375	06/01/13	10,300	10,948,426
Sr. Unsec’d. Notes	Baa3	9.000	02/15/15	4,325	5,147,654
Barrick Gold Finance Co. LLC (Canada), Gtd. Notes, MTN	Baa1	6.125	09/15/13	10,130	11,337,486
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	A1	5.125	03/29/12	5,645	5,937,405
Gtd. Notes	A1	5.250	12/15/15	3,000	3,331,752
Gtd. Notes	A1	5.500	04/01/14	10,900	12,062,278
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000	06/01/13	750	809,765

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

	Moody's Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes	BBB+(c)	4.500%	05/15/13	$8,200	$8,783,332
Sr. Unsec’d. Notes	BBB+(c)	4.875	09/15/12	3,850	4,069,042
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	8.950	05/01/14	26,975	32,659,172
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	9.750	05/15/14	3,313	4,145,792
U.S. Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650	06/01/13	800	828,000
Xstrata Canada Corp. (Canada),
Gtd. Notes	Baa2	7.250	07/15/12	2,490	2,673,269
Gtd. Notes	Baa2	7.350	06/05/12	5,460	5,848,517
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500	11/16/11	820	851,113

					129,542,264

Non-Captive Finance 3.2%
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750	10/01/12	2,550	2,671,199
General Electric Capital Corp.,
Notes, Ser. G, MTN	Aa2	5.250	10/19/12	4,000	4,275,132
Sr. Unsec’d. Notes	Aa2	2.250	11/09/15	15,000	14,420,325
Sr. Unsec’d. Notes, MTN	Aa2	2.800	01/08/13	10,000	10,223,020
Sr. Unsec’d. Notes, MTN	Aa2	4.800	05/01/13	16,000	17,105,424
Sr. Unsec’d. Notes, MTN	Aa2	4.875	03/04/15	1,700	1,814,050
Sr. Unsec’d. Notes, Ser. A, MTN	Aa2	5.875	02/15/12	9,358	9,843,980
Sr. Unsec’d. Notes	Aa2	5.900	05/13/14	31,000	34,309,529
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	Ba3	6.500	09/01/14	1,910	2,024,600
Sr. Unsec’d. Notes(d)	B1	4.750	01/13/12	5,000	5,031,250
Sr. Unsec’d. Notes, MTN	B1	5.450	03/24/11	635	636,587
Sr. Unsec’d. Notes	B1	6.375	03/25/13	1,750	1,793,750
SLM Corp.,
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	2,150	2,155,560
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	2,867,052
Sr. Unsec’d. Notes, MTN	Ba1	5.125	08/27/12	9,420	9,615,484
Sr. Unsec’d. Notes, Ser. A, MTN(d)	Ba1	5.375	01/15/13	6,165	6,288,096
Sr. Unsec’d. Notes, MTN	Ba1	5.400	10/25/11	7,750	7,886,749
Sr. Unsec’d. Notes	Ba1	5.450	04/25/11	3,000	3,026,151

					135,987,938

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of December 31, 2010 continued

	Moody's Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Packaging 0.5%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650%	08/01/14	$3,775	$4,132,700
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625	07/15/13	15,000	15,850,260

					19,982,960

Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Ba3	8.125	05/15/11	1,000	1,032,500
International Paper Co.,
Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,791,960
Sr. Unsec’d. Notes	Baa3	7.400	06/15/14	3,000	3,403,614

					9,228,074

Pipelines & Other 1.6%
AGL Capital Corp., Gtd. Notes	Baa1	7.125	01/14/11	7,250	7,266,559
Atmos Energy Corp.,
Sr. Unsec’d. Notes	Baa2	4.950	10/15/14	950	1,018,079
Sr. Unsec’d. Notes	Baa2	5.125	01/15/13	5,000	5,299,210
DCP Midstream LLC, Notes, 144A	Baa2	9.700	12/01/13	2,620	3,140,080
Energy Transfer Partners LP,
Sr. Unsec’d. Notes	Baa3	5.650	08/01/12	3,750	3,973,140
Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,500	2,902,662
Enterprise Products Operating LLC, Gtd. Notes	Baa3	3.700	06/01/15	5,000	5,157,840
Gtd. Notes	Baa3	4.600	08/01/12	8,075	8,475,011
Gtd. Notes, Ser. M	Baa3	5.650	04/01/13	5,000	5,383,850
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes(d)	Baa2	5.625	02/15/15	3,600	3,950,903
Sr. Unsec’d. Notes	Baa2	5.850	09/15/12	1,050	1,125,864
ONEOK Partners LP, Gtd. Notes	Baa2	5.900	04/01/12	600	633,659
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250	09/01/12	5,275	5,500,749
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000	06/15/13	2,750	2,914,728
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa2	8.875	07/15/12	1,000	1,105,045

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

	Moody's Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	3.800%	02/15/15	$8,300	$8,577,245

					66,424,624

Railroads 1.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,443,985
Sr. Unsec’d. Notes	A3	5.900	07/01/12	445	475,987
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,299,142
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,713,930
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400	03/15/13	7,150	7,620,649
CSX Corp.,
Sr. Unsec’d. Notes	Baa3	5.300	02/15/14	4,000	4,349,628
Sr. Unsec’d. Notes	Baa3	5.750	03/15/13	675	735,976
Sr. Unsec’d. Notes	Baa3	6.250	04/01/15	2,000	2,272,856
Sr. Unsec’d. Notes	Baa3	6.300	03/15/12	1,900	2,015,942
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,307,182
Union Pacific Corp.,
Sr. Unsec’d. Notes	Baa2	5.125	02/15/14	3,000	3,237,552
Sr. Unsec’d. Notes	Baa2	5.450	01/31/13	4,145	4,477,271
Sr. Unsec’d. Notes	Baa2	6.500	04/15/12	1,500	1,601,730

					43,551,830

Real Estate Investment Trusts 1.5%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN	Baa1	5.500	01/15/12	590	614,052
Sr. Unsec’d. Notes, MTN	Baa1	6.625	09/15/11	3,000	3,113,445
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750	04/01/12	163	168,786
Camden Property Trust, Sr. Unsec’d. Notes	Baa1	5.875	11/30/12	4,575	4,877,545
Duke Realty LP,
Sr. Unsec’d. Notes	Baa2	5.625	08/15/11	440	449,106
Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,223,695
Sr. Unsec’d. Notes(d)	Baa2	7.375	02/15/15	4,535	5,061,287

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of December 31, 2010 continued

	Moody's Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
ERP Operating LP,
Sr. Unsec’d. Notes	Baa1	5.500%	10/01/12	$6,810	$7,272,120
Sr. Unsec’d. Notes	Baa1	6.625	03/15/12	4,000	4,253,560
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,650,100
Kilroy Realty LP, Gtd. Notes(d)	Baa3	5.000	11/03/15	2,675	2,655,604
Liberty Property LP, Sr. Unsec’d. Notes	Baa2	6.375	08/15/12	1,350	1,440,219
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	3,300	3,470,303
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.500	07/15/11	240	246,582
Post Apartment Homes, LP, Sr. Unsec’d. Notes	Baa3	5.450	06/01/12	3,890	4,020,731
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,865,587
Simon Property Group LP,
Sr. Unsec’d. Notes(d)	A3	4.200	02/01/15	2,280	2,384,036
Sr. Unsec’d. Notes	A3	5.250	12/01/16	1,800	1,941,863
Sr. Unsec’d. Notes	A3	5.750	12/01/15	5,088	5,652,717
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,600,353
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa3	3.125	11/30/15	2,830	2,726,665

					64,688,356

Retailers 3.2%
AutoZone, Inc., Sr. Unsec’d. Notes(d)	Baa2	5.750	01/15/15	3,200	3,521,085
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.300	03/15/12	1,700	1,788,468
CVS Caremark Corp.,
Sr. Unsec’d. Notes	Baa2	3.250	05/18/15	12,500	12,703,650
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,171,682
Sr. Unsec’d. Notes	Baa2	6.125	08/15/16	2,456	2,786,536
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117	01/10/13	6,304	6,721,520
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000	10/01/12	1,969	2,013,302

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

	Moody's Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Retailers (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	Baa1	5.250%	12/16/13	$10,280	$11,282,773
Sr. Unsec’d. Notes	Baa1	5.400	03/01/16	12,000	13,447,260
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	9.000	08/01/12	4,800	5,196,000
Kohl's Corp., Sr. Unsec’d. Notes	Baa1	6.300	03/01/11	7,500	7,562,720
Macy's Retail Holdings, Inc.,
Gtd. Notes	Ba1	5.350	03/15/12	11,445	11,816,963
Gtd. Notes	Ba1	7.450	09/15/11	1,000	1,037,500
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.750	06/01/14	13,433	15,224,250
Staples, Inc., Gtd. Notes	Baa2	7.750	04/01/11	1,000	1,016,096
Target Corp., Unsec’d. Notes	A2	5.875	07/15/16	4,300	4,969,871
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200	08/15/15	7,140	7,652,659
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes(d)	Aa2	1.500	10/25/15	21,530	20,622,554
Sr. Unsec’d. Notes	Aa2	3.000	02/01/14	2,500	2,598,335

					134,133,224

Technology 2.6%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,792,529
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,575,273
Broadcom Corp., Sr. Unsec’d. Notes, 144A	A2	1.500	11/01/13	4,735	4,702,745
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125	12/01/14	7,000	7,674,373
Computer Sciences Corp., Sr. Unsec'd. Notes	Baa1	5.500	03/15/13	7,600	8,126,543
Dell, Inc.,
Sr. Unsec’d. Notes	A2	3.375	06/15/12	9,000	9,312,759
Sr. Unsec’d. Notes	A2	5.625	04/15/14	365	403,063
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A2	6.000	08/01/13	4,000	4,458,552
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	2,400	2,526,134
Fiserv, Inc.,
Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,653,604
Gtd. Notes	Baa2	6.125	11/20/12	6,335	6,851,157
Hewlett-Packard Co.,
Sr. Unsec’d. Notes	A2	4.250	02/24/12	2,000	2,078,392
Sr. Unsec’d. Notes	A2	6.125	03/01/14	2,800	3,170,785

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of December 31, 2010 continued

	Moody's Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	$575	$602,154
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.450	06/14/13	3,500	3,578,498
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa3	8.000	11/01/11	5,420	5,708,111
Oracle Corp., Sr. Unsec’d. Notes	A2	3.750	07/08/14	6,005	6,382,564
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375	10/01/11	3,350	3,437,938
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	5,000	5,862,500
Xerox Corp.,
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	9,200	9,626,549
Sr. Unsec’d. Notes	Baa2	5.500	05/15/12	5,664	5,982,391
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	9,280	10,832,266

					108,338,880

Telecommunications 7.9%
ALLTEL Corp., Debs.	A(c)	6.500	11/01/13	4,000	4,462,764
America Movil SAB de CV (Mexico),
Gtd. Notes	A2	3.625	03/30/15	7,200	7,403,256
Gtd. Notes	A2	5.500	03/01/14	6,350	6,881,920
Gtd. Notes	A2	5.750	01/15/15	2,600	2,878,603
AT&T Corp., Gtd. Notes	A2	7.300	11/15/11	6,685	7,061,960
AT&T, Inc.,
Sr. Unsec’d. Notes	A2	2.500	08/15/15	29,840	29,735,142
Sr. Unsec’d. Notes	A2	4.850	02/15/14	2,750	2,973,869
Sr. Unsec’d. Notes	A2	4.950	01/15/13	1,770	1,897,212
Sr. Unsec’d. Notes	A2	6.700	11/15/13	10,800	12,270,636
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	6.500	12/15/11	6,000	6,331,800
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150	01/15/13	1,000	1,064,653
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes	A2	5.550	02/01/14	18,100	19,958,979
Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	10,832,527

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

	Moody's Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875%	08/15/12	$4,000	$4,326,148
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes(d)	Baa1	5.250	07/22/13	5,000	5,415,180
Gtd. Notes	Baa1	5.875	08/20/13	4,400	4,846,270
Embarq Corp., Sr. Unsec’d. Notes (original cost $7,262,044; purchased 06/04/07-01/28/10)(a)(g)	Baa3	6.738	06/01/13	7,365	7,999,959
France Telecom SA (France),
Sr. Unsec’d. Notes	A3	2.125	09/16/15	4,360	4,244,185
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	6,111,660
New Cingular Wireless Services, Inc., Gtd. Notes(d)	A2	8.125	05/01/12	17,970	19,630,140
Qwest Corp.,
Sr. Unsec’d. Notes(b)	Baa3	3.552	06/15/13	8,000	8,360,000
Sr. Unsec’d. Notes	Baa3	7.875	09/01/11	5,200	5,356,000
Sr. Unsec’d. Notes	Baa3	8.875	03/15/12	12,184	13,173,950
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.250	06/15/13	5,535	6,153,055
Sprint Capital Corp.,
Gtd. Notes(d)	Ba3	7.625	01/30/11	3,000	3,007,377
Gtd. Notes	Ba3	8.375	03/15/12	4,000	4,230,000
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes	Baa2	4.950	09/30/14	9,192	9,417,599
Gtd. Notes	Baa2	5.250	11/15/13	13,735	14,309,205
Gtd. Notes	Baa2	6.175	06/18/14	5,625	5,982,008
Gtd. Notes	Baa2	6.200	07/18/11	720	738,909
Telefonica Emisiones SAU (Spain),
Gtd. Notes(d)	Baa1	2.582	04/26/13	10,700	10,708,613
Gtd. Notes	Baa1	4.949	01/15/15	5,275	5,463,233
Gtd. Notes	Baa1	5.855	02/04/13	5,000	5,338,440
Gtd. Notes	Baa1	5.984	06/20/11	2,000	2,044,352
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000	06/01/11	7,711	7,921,279
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.350	02/15/13	6,720	7,146,088

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of December 31, 2010 continued

	Moody's Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Florida LLC, Sr. Unsec’d. Notes, Ser. F	Baa1	6.125%	01/15/13	$9,500	$10,305,553
Verizon New England, Inc., Sr. Unsec’d. Notes	Baa2	6.500	09/15/11	4,725	4,908,769
Verizon New York, Inc., Sr. Unsec’d. Notes, Ser. A	Baa3	6.875	04/01/12	10,000	10,667,510
Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	Baa1	4.625	03/15/13	6,350	6,706,667
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes	Baa1	4.150	06/10/14	10,976	11,537,752
Sr. Unsec’d. Notes	Baa1	5.000	09/15/15	5,175	5,653,061
Sr. Unsec’d. Notes	Baa1	5.350	02/27/12	2,035	2,133,826
Sr. Unsec’d. Notes(d)	Baa1	5.500	06/15/11	2,630	2,687,258

					330,277,367

Tobacco 1.4%
Altria Group, Inc.,
Gtd. Notes(d)	Baa1	7.750	02/06/14	15,150	17,416,410
Gtd. Notes	Baa1	8.500	11/10/13	15,800	18,701,465
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	A2	4.875	05/16/13	7,500	8,119,140
Sr. Unsec’d. Notes	A2	6.875	03/17/14	3,500	4,033,095
Reynolds American, Inc.,
Gtd. Notes(b)	Baa3	1.002	06/15/11	1,000	1,001,191
Gtd. Notes	Baa3	7.250	06/01/13	2,750	3,059,834
Gtd. Notes	Baa3	7.300	07/15/15	2,450	2,772,930
Gtd. Notes	Baa3	7.625	06/01/16	3,000	3,486,675

					58,590,740

TOTAL CORPORATE BONDS (cost $3,772,497,415)					3,890,332,798

FOREIGN AGENCIES 0.6%
EDF SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500	01/26/14	6,725	7,381,797
Export-Import Bank of Korea (South Korea)	A1	5.875	01/14/15	5,000	5,414,645

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

	Moody's Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

FOREIGN AGENCIES (Continued)
GAZ Capital SA (Luxembourg), Sec’d. Notes, 144A	Baa1	8.125%	07/31/14	$4,200	$4,746,000
Korea Development Bank (South Korea)	A1	4.375	08/10/15	3,800	3,910,485
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,348,095

TOTAL FOREIGN AGENCIES (cost $24,906,467)					26,801,022

FOREIGN LOCAL GOVERNMENT 0.3%
Province of Ontario Canada (Canada)(d) (cost $11,495,252)	Aa1	2.700	06/16/15	11,500	11,707,483

MUNICIPAL BONDS 0.6%
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	02/01/14	2,000	2,162,980
Duke University, Notes	Aa1	4.200	04/01/14	2,000	2,157,540
State of California GO Var. Purp	A1	4.850	10/01/14	3,200	3,328,704
State of California GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,145,715
State of Illinois	A1	2.766	01/01/12	9,300	9,358,218

TOTAL MUNICIPAL BONDS (cost $24,304,091)					25,153,157

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes		0.625	12/31/12	15,010	15,018,211
U.S. Treasury Notes(d)		0.750	12/15/13	10,090	10,018,270

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,984,491)					25,036,481

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of December 31, 2010 continued

	Shares	Value (Note 1)

PREFERRED STOCKS 0.1%

Banking
Citigroup Capital XIII 7.875% (Capital Security, fixed to floating preferred)	132,000	$3,552,120
JPMorgan Chase Capital XXVI 8.00% (Capital Security, fixed to floating preferred)	71,000	1,910,610

TOTAL PREFERRED STOCKS (cost $5,240,750)		5,462,730

TOTAL LONG-TERM INVESTMENTS (cost $3,995,303,620)		4,115,709,912

SHORT-TERM INVESTMENT 3.2%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $133,270,360; includes $90,285,551 of cash collateral received for securities on loan)(Note3)(h)(i)	133,270,360	133,270,360

TOTAL INVESTMENTS 101.0% (cost $4,128,573,980; Note 5)		4,248,980,272
Liabilities in excess of other assets(k) (1.0)%		(41,683,472)

NET ASSETS 100.0%		$4,207,296,800

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GO—General Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment in Kind

†	The ratings reflected are as of December 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2010.
(c)	Standard & Poor’s Rating

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,468,246; cash collateral of $90,285,551 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $55,406,198. The aggregate value of $56,890,279 is approximately 1.4% of net assets.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(j)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

Futures contracts open at December 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
	Short Positions:
78	2 Year U.S. Treasury Notes	Mar. 2011	$17,107,951	$17,074,688	$33,263
594	5 Year U.S. Treasury Notes	Mar. 2011	70,441,936	69,924,937	516,999

					$550,262

Credit default swap agreements outstanding at December 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	09/20/12	$1,000	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$(2,361)	$—	$(2,361)
Citibank, N.A.	09/20/12	1,000	0.320%	Clorox Co. (The), 6.125%, 02/01/11	262	—	262
Citibank, N.A.	06/20/14	3,000	1.000%	CBS Corp., 4.625%, 05/15/18	(47,672)	160,163	(207,835)
Credit Suisse International	12/20/12	2,550	1.000%	GATX Financial Corp., 5.500%, 02/15/12	(10,716)	16,688	(27,404)
Deutsche Bank AG	09/20/11	2,500	1.000%	DISH DBS Corp., 6.625%, 10/01/14	(7,485)	12,291	(19,776)
Deutsche Bank AG	03/20/12	4,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(228,629)	(53,427)	(175,202)
Deutsche Bank AG	06/20/13	8,000	1.000%	Qwest Corp., 7.200%, 11/10/26	(72,677)	98,883	(171,560)

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Portfolio of Investments

as of December 31, 2010 continued

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (continued):
Deutsche Bank AG	06/20/13	$5,000	1.000%	Sealed Air Corp., 5.625%, 07/15/13	$(32,286)	$48,469	$(80,755)
				Starwood Hotels & Resorts Worldwide, Inc.,
Deutsche Bank AG	03/20/14	1,045	7.050%	7.875%, 05/01/12	(208,716)	—	(208,716)
Goldman Sachs International	03/20/14	1,000	0.700%	Duke Energy Corp., 5.650%, 06/15/13	(13,929)	—	(13,929)
JP Morgan Chase Bank	06/20/14	3,000	5.000%	SLM Corp., 5.125%, 08/27/12	(254,467)	407,653	(662,120)
Morgan Stanley Capital Services	06/20/14	3,120	1.000%	Boston Scientific Corp., 5.450%, 06/15/14	(16,173)	51,535	(67,708)

					$(894,849)	$742,255	$(1,637,104)

Counterparty	Termination Date	Implied Credit Spread at December 31, 2010(3) (Unaudited)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Sell Protection(2):
Barclays Bank PLC	12/20/11	0.589%	$10,000	1.000%	General Electric Capital Corp., 5.625%, 09/15/17	$43,516	$(159,530)	$203,046
Deutsche Bank AG	12/20/11	0.589	7,500	1.000	General Electric Capital Corp., 5.625%, 09/15/17	32,637	(62,142)	94,779
Deutsche Bank AG	03/20/15	1.143	10,000	1.000	Berkshire Hathaway, Inc., 4.625%, 10/15/13	(54,214)	(188,736)	134,522
Goldman Sachs International	09/20/12	0.645	5,000	1.000	Exelon Generation Co. LLC, 6.200%, 10/01/17	32,270	56,048	(23,778)
Goldman Sachs International	03/20/15	1.143	10,000	1.000	Berkshire Hathaway, Inc., 4.625%, 10/15/13	(54,214)	(177,792)	123,578
JP Morgan Chase Bank	09/20/12	0.816	20,000	1.000	General Electric Capital Corp., 5.625%, 09/15/17	70,143	(247,410)	317,553
JP Morgan Chase Bank	12/20/14	0.282	10,000	1.000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	283,983	270,152	13,831
Morgan Stanley Capital Services	03/20/14	0.341	2,000	1.600	Astrazeneca PLC, 5.900%, 09/15/17	81,397	—	81,397

						$435,518	$(509,410)	$944,928

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Portfolio of Investments

as of December 31, 2010 continued

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$471,047	$—
Commercial Mortgage-Backed Securities	—	130,745,194	—
Corporate Bonds	—	3,883,611,278	6,721,520
Foreign Agencies	—	26,801,022	—
Foreign Local Government	—	11,707,483	—
Municipal Bonds	—	25,153,157	—
Preferred Stocks	5,462,730	—	—
U.S. Treasury Obligations	—	25,036,481	—
Affiliated Money Market Mutual Fund	133,270,360	—	—
Other Financial Instruments*
Futures Contracts	550,262	—	—
Credit Default Swaps	—	(678,247)	(13,929)

Total	$139,283,352	$4,102,847,415	$6,707,591

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2010 were as follows:

Banking	24.1%
Foods	7.9
Telecommunications	7.9
Electric	6.0
Healthcare & Pharmaceutical	4.9
Insurance	4.3
Affiliated Money Market Mutual Fund (including 2.1% of collateral received for securities on loan)	3.2
Non-Captive Finance	3.2
Retailers	3.2
Commercial Mortgage-Backed Securities	3.1
Metals	3.1
Energy—Integrated	3.0
Cable	2.7
Technology	2.6
Media & Entertainment	2.3
Capital Goods	1.9
Chemicals	1.9
Aerospace & Defense	1.7

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Pipelines & Other	1.6%
Real Estate Investment Trusts	1.5
Automotive	1.4
Tobacco	1.4
Healthcare Insurance	1.2
Energy—Other	1.0
Railroads	1.0
Foreign Agencies	0.6
Municipal Bonds	0.6
U.S. Treasury Obligations	0.6
Consumer	0.5
Lodging	0.5
Packaging	0.5
Airlines	0.4
Brokerage	0.4
Foreign Local Government	0.3
Building Materials & Construction	0.2
Paper	0.2
Gaming	0.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$968,968		Unrealized depreciation on swaps	$1,661,144
Credit contracts	Premium paid for swap agreements	1,121,882		Premium received for swap agreements	889,037
Interest rate contracts	Due to broker—variation margin	550,262	*	—	—

Total		$2,641,112			$2,550,181

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	47

Portfolio of Investments

as of December 31, 2010 continued

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$196,299	$196,299
Interest rate contracts	(10,716,650)	—	(10,716,650)

Total	$(10,716,650)	$196,299	$(10,520,351)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$107,098	$107,098
Interest rate contracts	(4,130,708)	—	(4,130,708)

Total	$(4,130,708)	$107,098	$(4,023,610)

For the year ended December 31, 2010, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$48,857,960	$172,566,116

Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$33,791	$59,100

See Notes to Financial Statements.

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Financial Statements

December 31, 2010	ANNUAL REPORT

Prudential Short-Term Corporate Bond Fund, Inc.

Statement of Assets and Liabilities

as of December 31, 2010

Assets
Investments at value, including securities on loan of $88,468,246:
Unaffiliated investments (cost $3,995,303,620)	$4,115,709,912
Affiliated investments (cost $133,270,360)	133,270,360
Dividends and interest receivable	52,552,894
Receivable for Fund shares sold	19,465,390
Premium paid for swap agreements	1,121,882
Unrealized appreciation on swap agreements	968,968
Prepaid expenses	56,835

Total assets	4,323,146,241

Liabilities
Payable to broker for collateral for securities on loan	90,285,551
Payable for Fund shares reacquired	14,062,663
Dividends payable	4,681,056
Unrealized depreciation on swap agreements	1,661,144
Distribution fee payable	1,530,223
Management fee payable	1,434,369
Accrued expenses	1,081,837
Premium received for swap agreements	889,037
Due to broker—variation margin	159,384
Affiliated transfer agent fee payable	53,755
Deferred directors’ fees	10,074
Payable to custodian	348

Total liabilities	115,849,441

Net Assets	$4,207,296,800

Net assets were comprised of:
Common stock, at par	$3,664,070
Paid-in capital in excess of par	4,137,940,592

4,141,604,662
Undistributed net investment income	502,169
Accumulated net realized loss on investment transactions	(55,075,985)
Net unrealized appreciation on investments	120,265,954

Net Assets, December 31, 2010	$4,207,296,800

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($1,601,862,345 ÷ 139,602,496 shares of common stock issued and outstanding)	$11.47
Maximum sales charge (3.25% of offering price)	0.39

Maximum offering price to public	$11.86

Class B
Net asset value, offering price and redemption price per share ($38,478,363 ÷ 3,353,382 shares of common stock issued and outstanding)	$11.47

Class C
Net asset value, offering price and redemption price per share ($1,345,828,193 ÷ 117,282,974 shares of common stock issued and outstanding)	$11.48

Class R
Net asset value, offering price and redemption price per share ($16,009,250 ÷ 1,395,224 shares of common stock issued and outstanding)	$11.47

Class Z
Net asset value, offering price and redemption price per share ($1,205,118,649 ÷ 104,772,949 shares of common stock issued and outstanding)	$11.50

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	51

Statement of Operations

Year Ended December 31, 2010

Net Investment Income
Income
Unaffiliated interest income	$136,615,192
Affiliated income from securities loaned, net	166,931
Affiliated dividend income	138,774

Total income	136,920,897

Expenses
Management fee	14,460,175
Distribution fee—Class A	3,649,165
Distribution fee—Class B	298,966
Distribution fee—Class C	10,583,869
Distribution fee—Class R	59,509
Transfer agent’s fees and expenses (including affiliated expense of $306,100) (Note 3)	2,807,000
Registration fees	505,000
Custodian’s fees and expenses	411,000
Reports to shareholders	294,000
Directors’ fees	104,000
Legal fees and expenses	58,000
Insurance	56,000
Audit fee	32,000
Miscellaneous	32,194

Total expenses	33,350,878

Net investment income	103,570,019

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	21,577,729
Futures transactions	(10,716,650)
Swap agreement transactions	196,299

11,057,378

Net change in unrealized appreciation (depreciation) on:
Investments	42,597,114
Futures contracts	(4,130,708)
Swap agreements	107,098

38,573,504

Net gain on investment transactions	49,630,882

Net Increase In Net Assets Resulting From Operations	$153,200,901

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended December 31,
	2010	2009
Increase (Decrease) In Net Assets
Operations:
Net investment income	$103,570,019	$46,487,716
Net realized gain (loss) on investment transactions	11,057,378	(523,537)
Net change in unrealized appreciation (depreciation) on investments	38,573,504	94,503,694

Net increase in net assets resulting from operations	153,200,901	140,467,873

Dividends from net investment income (Note 1)
Class A	(59,128,607)	(26,555,249)
Class B	(984,555)	(507,799)
Class C	(38,136,741)	(12,434,803)
Class R	(451,453)	(101,848)
Class Z	(42,065,199)	(14,296,434)

	(140,766,555)	(53,896,133)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,807,758,196	2,529,747,288
Net asset value of shares issued in reinvestment of dividends	104,765,399	41,081,993
Cost of shares reacquired	(1,340,617,846)	(375,309,060)

Net increase in net assets from Fund share transactions	1,571,905,749	2,195,520,221

Capital Contributions (Note 6)
Proceeds from regulatory settlement	12,840	—

	12,840	—

Total increase	1,584,352,935	2,282,091,961

Net Assets:
Beginning of year	2,622,943,865	340,851,904

End of year(a)	$4,207,296,800	$2,622,943,865

(a) Includes undistributed net investment income of:	$502,169	$202,780

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	53

Notes to Financial Statements

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Fund invests at least 80% of its investable assets in bonds of corporations with varying maturities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the

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size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and interest rates. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange

Prudential Short-Term Corporate Bond Fund, Inc.	55

Notes to Financial Statements

continued

the return generated by one instrument for the return generated by another instrument. The swaps are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the

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notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of December 31, 2010, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Prudential Short-Term Corporate Bond Fund, Inc.	57

Notes to Financial Statements

continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the

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management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the year ended December 31, 2010, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively. Through April 30, 2010, PIMS had contractually agreed to limit such fees to .75% of the average daily net assets of Class C shares.

PIMS has advised the Fund that it received $3,254,653 in front-end sales charges resulting from sales of Class A shares during the year ended December 31, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended December 31, 2010, it received $98,571, $48,864 and $522,435 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Short-Term Corporate Bond Fund, Inc.	59

Notes to Financial Statements

continued

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the year ended December 31, 2010, PIM has been compensated $55,106 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Fund Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2010, aggregated $4,427,060,297 and $2,903,714,327, respectively. United States government securities represent $2,132,246,209 and $2,151,514,057 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended December 31, 2010, the adjustments were to increase undistributed net investment income and to increase accumulated net realized loss on investment transactions by $37,495,925 due to differences in the treatment for book and tax purposes of accreting market discount and amortization of premiums, certain transactions involving swaps, paydown gains/losses and other book to tax adjustments. Net investment income, net realized gain on investment transactions and net assets were not affected by this change.

For the years ended December 31, 2010 and December 31, 2009, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets were $140,766,555 and $53,896,133 from ordinary income, respectively.

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As of December 31, 2010, the Fund had accumulated undistributed ordinary income on a tax basis of $514,856. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 2010 of approximately $16,728,000 of which, $5,329,000 expires in 2013, $7,851,000 expires in 2014, $1,945,000 expires in 2015 and $1,603,000 expires in 2018. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize full benefit prior to the expiration dates. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$4,166,080,151	$105,915,461	$(23,015,340)	$82,900,121	$(983,444)	$81,916,677

The difference between book and tax basis is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes. Other cost basis adjustments are primarily attributable to unrealized depreciation on swaps.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Short-Term Corporate Bond Fund, Inc.	61

Notes to Financial Statements

continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class C shares are sold with a CDSC of 1% during the first twelve months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the fiscal year ended December 31, 2010, the Fund received $12,840 related to settlements of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $11,594 and $1,246, respectively. This total amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 1 billion shares of common stock authorized at $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock. Class A, Class C and Class Z shares each consist of 300 million authorized shares, Class B and Class R shares each consist of 50 million authorized shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended December 31, 2010:
Shares sold	87,510,847	$1,008,077,069
Shares issued in reinvestment of dividends	4,354,171	50,183,293
Shares reacquired	(51,736,996)	(596,576,184)

Net increase (decrease) in shares outstanding before conversion	40,128,022	461,684,178
Shares issued upon conversion from Class B	126,373	1,451,079

Net increase (decrease) in shares outstanding	40,254,395	$463,135,257

Year ended December 31, 2009:
Shares sold	94,894,660	$1,052,120,574
Shares issued in reinvestment of dividends	2,046,839	22,943,774
Shares reacquired	(19,516,850)	(217,396,307)

Net increase (decrease) in shares outstanding before conversion	77,424,649	857,668,041
Shares issued upon conversion from Class B	243,104	2,675,563

Net increase (decrease) in shares outstanding	77,667,753	$860,343,604

Class B
Year ended December 31, 2010:
Shares sold	2,119,819	$24,448,923
Shares issued in reinvestment of dividends	79,423	915,698
Shares reacquired	(548,887)	(6,325,874)

Net increase (decrease) in shares outstanding before conversion	1,650,355	19,038,747
Shares reacquired upon conversion into Class A	(126,260)	(1,451,079)

Net increase (decrease) in shares outstanding	1,524,095	$17,587,668

Year ended December 31, 2009:
Shares sold	1,557,091	$17,211,231
Shares issued in reinvestment of dividends	37,304	416,388
Shares reacquired	(415,639)	(4,605,160)

Net increase (decrease) in shares outstanding before conversion	1,178,756	13,022,459
Shares reacquired upon conversion into Class A	(242,787)	(2,675,563)

Net increase (decrease) in shares outstanding	935,969	$10,346,896

Class C
Year ended December 31, 2010:
Shares sold	64,628,769	$744,796,650
Shares issued in reinvestment of dividends	2,320,453	26,747,143
Shares reacquired	(18,973,623)	(218,947,472)

Net increase (decrease) in shares outstanding	47,975,599	$552,596,321

Year ended December 31, 2009:
Shares sold	68,523,368	$763,679,366
Shares issued in reinvestment of dividends	734,126	8,290,986
Shares reacquired	(3,361,455)	(37,695,579)

Net increase (decrease) in shares outstanding	65,896,039	$734,274,773

Prudential Short-Term Corporate Bond Fund, Inc.	63

Notes to Financial Statements

continued

Class R	Shares	Amount
Year ended December 31, 2010:
Shares sold	1,026,940	$11,843,025
Shares issued in reinvestment of dividends	30,459	351,213
Shares reacquired	(274,752)	(3,170,726)

Net increase (decrease) in shares outstanding	782,647	$9,023,512

Year ended December 31, 2009:
Shares sold	583,874	$6,572,089
Shares issued in reinvestment of dividends	7,340	82,893
Shares reacquired	(48,366)	(535,403)

Net increase (decrease) in shares outstanding	542,848	$6,119,579

Class Z
Year ended December 31, 2010:
Shares sold	88,150,381	$1,018,592,529
Shares issued in reinvestment of dividends	2,298,896	26,568,052
Shares reacquired	(44,589,888)	(515,597,590)

Net increase (decrease) in shares outstanding	45,859,389	$529,562,991

Year ended December 31, 2009:
Shares sold	61,847,840	$690,164,028
Shares issued in reinvestment of dividends	829,699	9,347,952
Shares reacquired	(10,240,257)	(115,076,611)

Net increase (decrease) in shares outstanding	52,437,282	$584,435,369

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), was a party to a syndicated credit agreement (“SCA”) with two banks. The purpose of the SCA was to provide an alternative source of temporary funding for capital share redemptions. The SCA provided for a commitment of $500 million through October 20, 2010, which was subsequently extended through December 17, 2010 under the same terms. The Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. Effective December 17, 2010 the Funds entered into a new Syndicated Credit Agreement (“New SCA”) with a group of banks. The New SCA provides for a commitment of $750 million with an annualized commitment fee of 0.10% of the unused portion. The expiration date of the New SCA is December 16, 2011. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the year ended December 31, 2010.

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Financial Highlights

Class A Shares
	Year Ended December 31,
	2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.40		$10.47	$10.88	$10.76	$10.82
Income (loss) from investment operations:
Net investment income	.35		.40	.45	.44	.41
Net realized and unrealized gain (loss) on investment transactions	.19		.99	(.37)	.19	.02
Total from investment operations	.54		1.39	.08	.63	.43
Less Dividends and Distributions:
Dividends from net investment income	(.47)		(.46)	(.49)	(.51)	(.49)
Capital Contributions:	-	(e)	-	-	-	-
Net asset value, end of year	$11.47		$11.40	$10.47	$10.88	$10.76
Total Return(b):	4.78%		13.53%	.77%	5.95%	4.03%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,601,862		$1,132,207	$227,052	$161,995	$170,262
Average net assets (000)	$1,459,695		$641,058	$179,641	$163,819	$191,991
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.77%		.81%	.86%	.85%	.94%
Expenses, excluding distribution and service (12b-1) fees	.52%		.56%	.61%	.60%	.69%
Net investment income	3.02%		3.58%	4.21%	4.11%	3.80%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	82%		196%	83%	82%	61%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	65

Financial Highlights

continued

Class B Shares
	Year Ended December 31,
	2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.40		$10.47	$10.88	$10.76	$10.82
Income (loss) from investment operations:
Net investment income	.26		.31	.37	.36	.33
Net realized and unrealized gain (loss) on investment transactions	.19		1.00	(.37)	.18	.02
Total from investment operations	.45		1.31	–	.54	.35
Less Dividends and Distributions:
Dividends from net investment income	(.38)		(.38)	(.41)	(.42)	(.41)
Capital Contributions:	-	(e)	-	-	-	-
Net asset value, end of year	$11.47		$11.40	$10.47	$10.88	$10.76
Total Return(b):	4.01%		12.64%	- (d)	5.16%	3.26%

Ratios/Supplemental Data:
Net assets, end of year (000)	$38,478		$20,847	$9,354	$15,023	$26,071
Average net assets (000)	$29,898		$14,980	$12,519	$20,803	$34,619
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.52%		1.56%	1.61%	1.60%	1.69%
Expenses, excluding distribution and service (12b-1) fees	.52%		.56%	.61%	.60%	.69%
Net investment income	2.26%		2.83%	3.44%	3.33%	3.05%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than .005%

(e) Less than $.005 per share.

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Class C Shares
	Year Ended December 31,
	2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.40		$10.47	$10.88	$10.76	$10.82
Income (loss) from investment operations:
Net investment income	.27		.34	.40	.39	.35
Net realized and unrealized gain (loss) on investment transactions	.20		1.01	(.37)	.18	.02
Total from investment operations	.47		1.35	.03	.57	.37
Less Dividends and Distributions:
Dividends from net investment income	(.39)		(.42)	(.44)	(.45)	(.43)
Capital Contributions:	-	(e)	-	-	-	-
Net asset value, end of year	$11.48		$11.40	$10.47	$10.88	$10.76
Total Return(b):	4.19%		13.05%	.27%	5.42%	3.51%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,345,828		$789,883	$35,727	$23,035	$26,739
Average net assets (000)	$1,133,925		$341,332	$27,757	$24,817	$31,763
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.45%		1.31%	1.36%	1.35%	1.44%
Expenses, excluding distribution and service (12b-1) fees	.52%		.56%	.61%	.60%	.69%
Net investment income	2.33%		3.08%	3.72%	3.60%	3.30%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through April 30, 2010.

(e) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	67

Financial Highlights

continued

Class R Shares
	Year Ended December 31,
	2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.40		$10.47	$10.88	$10.76	$10.82
Income (loss) from investment operations:
Net investment income	.32		.36	.43	.42	.38
Net realized and unrealized gain (loss) on investment transactions	.19		1.01	(.37)	.18	.02
Total from investment operations	.51		1.37	.06	.60	.40
Less Dividends and Distributions:
Dividends from net investment income	( .44)		(.44)	(.47)	(.48)	(.46)
Capital Contributions:	-	(e)	-	-	-	-
Net asset value, end of year	$11.47		$11.40	$10.47	$10.88	$10.76
Total Return(b):	4.52%		13.25%	.53%	5.70%	3.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,009		$6,982	$730	$141	$101
Average net assets (000)	$11,902		$2,614	$301	$115	$66
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.02%		1.06%	1.11%	1.10%	1.19%
Expenses, excluding distribution and service (12b-1) fees	.52%		.56%	.61%	.60%	.69%
Net investment income	2.76%		3.34%	4.04%	3.88%	3.58%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Less than $.005 per share.

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Class Z Shares
	Year Ended December 31,
	2010(a)		2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$11.42		$10.50	$10.91	$10.79	$10.85
Income (loss) from investment operations:
Net investment income	.38		.43	.48	.47	.43
Net realized and unrealized gain (loss) on investment transactions	.20		.98	(.37)	.18	.03
Total from investment operations	.58		1.41	.11	.65	.46
Less Dividends and Distributions:
Dividends from net investment income	(.50)		(.49)	(.52)	(.53)	(.52)
Capital Contributions:	-	(d)	-	-	-	-
Net asset value, end of year	$11.50		$11.42	$10.50	$10.91	$10.79
Total Return(b):	5.14%		13.69%	1.02%	6.22%	4.29%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,205,119		$673,025	$67,989	$61,719	$44,597
Average net assets (000)	$979,716		$325,438	$62,409	$50,253	$48,027
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.52%		.56%	.61%	.60%	.69%
Expenses, excluding distribution and service (12b-1) fees	.52%		.56%	.61%	.60%	.69%
Net investment income	3.26%		3.83%	4.45%	4.38%	4.05%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	69

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Short-Term Corporate Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Short-Term Corporate Bond Fund, Inc. (formerly Dryden Short-Term Corporate Bond Fund) (hereafter referred to as the “Fund”), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 22, 2011

70	Visit our website at www.prudentialfunds.com

Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code of 1986, as amended (“the Code”), to advise you within 60 days of the Fund’s fiscal year end (December 31, 2010) as to the federal income tax status of dividends paid during such fiscal year. We are advising you that during its fiscal year ended December 31, 2010, the Fund paid ordinary income dividends of $0.47 per Class A share, $0.38 per Class B share, $0.39 per Class C share, $0.44 per Class R share and $0.50 per Class Z share, respectively, which are taxable as such.

For the fiscal year ended December 31, 2010, the Fund designates the maximum amount allowable but not less than 81.35% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2011, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of distributions received by you in calendar year 2010.

Prudential Short-Term Corporate Bond Fund, Inc.	71

MANAGEMENT OF THE FUND

(Unaudited)

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members (1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (58) Board Member Portfolios Overseen: 57	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (58) Board Member Portfolios Overseen: 57	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989- February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009); formerly Director of Dynegy Inc. (power generation) (September 2002-May 2006).
Michael S. Hyland, CFA (65) Board Member Portfolios Overseen: 57	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

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Douglas H. McCorkindale (71) Board Member Portfolios Overseen: 57	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (68) Board Member Portfolios Overseen: 57	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (67) Board Member & Independent Chair Portfolios Overseen: 57	Retired Mutual Fund Senior Executive (43 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Robin B. Smith (71) Board Member Portfolios Overseen: 57	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (since December 2010); formerly Chairman and Chief Executive Officer (August 1996- January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (67) Board Member Portfolios Overseen: 57	President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).	None.

Prudential Short-Term Corporate Bond Fund, Inc.

Interested Board Members (1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Judy A. Rice (63) Board Member & President Portfolios Overseen: 57	President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; Executive Vice President (since December 2008) of Prudential Investment Management Services LLC; Member of the Board of Directors of Jennison Associates LLC (since November 2010); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.	None.
Scott E. Benjamin (37) Board Member & Vice President Portfolios Overseen: 57	Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1) The year that each Board Member joined the Fund’s Board is as follows: Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 1993; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Judy A. Rice, Board Member since 2000 and President since 2003; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

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Fund Officers (a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (58) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (53) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (52) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (36) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (39) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (48) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.
Timothy J. Knierim (52) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (52) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (48) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

Prudential Short-Term Corporate Bond Fund, Inc.

Noreen M. Fierro (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.
Grace C. Torres (51) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (47) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (52) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Ms. Rice and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became a Fund officer is as follows: Kathryn L. Quirk, 2005; Deborah A. Docs, 1996; Jonathan D. Shain, 2004; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Grace C. Torres, 1996; Valerie Simpson, 2007; Peter Parrella, 2007, M. Sadiq Peshimam, 2006; Noreen M. Fierro, 2006; Theresa C. Thompson, 2008.

Explanatory Notes to Tables:

¡	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

¡	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

¡

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

¡

“Other Directorships Held” includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (that is, “public companies”) or other investment companies registered under the 1940 Act.

¡

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Short-Term Corporate Bond Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R409	74441R508

MF140E    0195880-00001-00

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2010 and December 31, 2009, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $32,000 and $27,617, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

Not applicable for the fiscal year ended December 31, 2010. During the fiscal year ended December 31, 2009, KPMG, the Registrant’s principal accountant, billed the Registrant $1,558 for professional services rendered in connection with agreed upon procedures performed related to a custody conversion.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
•	Federal, state and local income tax compliance; and,
•	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-

approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)	(2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(b) was approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2010 and 2009. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2010 and 2009 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs

Deborah A. Docs

Secretary

Date:	February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date:	February 17, 2011

By:	/s/ Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date:	February 17, 2011